Employee Benefits (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee Benefits [Abstract]
At the beginning	2,828,470	3,347,201	3,507,947
Additions
Disposals
Granted	(437,304)	(518,731)	(160,746)
At the end	2,391,166	2,828,470	3,347,201